Related-party transactions (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Compensation of Key Management Personnel
Compensation of key management personnel

$ millions, for the year ended October 31		2023		2022
	Directors	Senior officers	Directors	Senior officers
Short-term benefits (1)	$2	$19	$3	$23
Post-employment benefits	–	2	–	3
Share-based benefits (2)	2	32	1	38
Termination benefits (3)	–	1	–	2
Total compensation	$4	$54	$4	$66

(1)
Comprises salaries, statutory and
non-statutory
benefits related to senior officers and fees related to directors recognized during the year. Also includes annual incentive plan payments related to senior officers on a cash basis.

(2)	Comprises grant-date fair values of awards granted in the year.
(3)	Comprises payments made in the period to key management personnel and former key management personnel.